PROPERTY, PLANT AND EQUIPMENT-NET	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT-NET	PROPERTY, PLANT AND EQUIPMENT—NET

	December 31,
	2023	2022
Land and improvements	$211	$216
Machinery and equipment	10,717	10,383
Buildings and improvements	3,528	3,394
Construction in progress	878	769
Total Property, plant and equipment	15,334	14,762
Less—Accumulated depreciation	(9,674)	(9,291)
Total Property, plant and equipment—net	$5,660	$5,471
Depreciation expense was $659 million, $657 million, and $674 million for the years ended December 31, 2023, 2022, and 2021, respectively.